Risk management - Disclosure of sensitivity analysis, by entity (Details)	Dec. 31, 2025
Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.80%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(3.70%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	4.70%
Mortgages | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	8.50%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(3.60%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	8.40%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(6.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(6.00%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	14.70%
Mortgages | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	11.60%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	7.30%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(3.50%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(12.30%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	23.70%
Mortgages | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	13.60%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(10.60%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	26.90%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(12.90%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(41.60%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	53.90%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.00%
Change in provision assuming 100bp increase in Manheim index (as a percent)	0.00%
Consumer loans | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.30%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(1.90%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	2.80%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.60%)
Change in provision assuming 100bp increase in interest rate (as a percent)	1.70%
SME | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.30%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(3.80%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	6.20%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(1.60%)
Change in provision assuming 100bp increase in interest rate (as a percent)	4.00%
Corporates | Spain
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.10%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(0.90%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	1.50%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(0.70%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(1.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	1.80%
Corporates | Santander UK plc
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	3.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.40%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	6.00%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(2.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	5.70%
Corporates | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	10.90%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(7.70%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	18.70%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(9.30%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(25.90%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	39.50%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	0.00%
Change in provision assuming 100bp increase in Manheim index (as a percent)	0.00%
Auto | Santander Bank, National Association | US | Total North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.80%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(2.00%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	5.00%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(2.50%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(7.90%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	11.80%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	1.80%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(1.40%)
Other | Banco Santander (Brasil) S.A. | Brazil | Total South America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	2.60%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.40%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(4.50%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	6.30%
Change in provision assuming 100bp decrease in interest rate (as a percent)	(0.90%)
Change in provision assuming 100bp increase in interest rate (as a percent)	3.50%
SC Auto | Santander Consumer USA Holdings Inc. | US | Total North America
Disclosure of credit risk exposure [line items]
Change in provision assuming 100bp decrease in GDP growth rate (as a percent)	1.70%
Change in provision assuming 100bp increase in GDP growth rate (as a percent)	(1.20%)
Change in provision assuming 100bp decrease in housing price change rate (as a percent)	3.10%
Change in provision assuming 100bp increase in housing price change rate (as a percent)	(1.60%)
Change in provision assuming 100bp decrease in unemployment rate (as a percent)	(4.90%)
Change in provision assuming 100bp increase in unemployment rate (as a percent)	7.00%
Change in provision assuming 100bp decrease in Manheim index (as a percent)	1.00%
Change in provision assuming 100bp increase in Manheim index (as a percent)	(0.80%)